FIRST AMERICAN FUNDS, INC.
Supplement dated February 26, 2010
to the Statement of Additional Information (“SAI”) dated October 30, 2009
Effective January 1, 2010, the first sentence on page 16 in the SAI under the heading “Directors and Executive Officers—Compensation” is replaced by the following:
     The First American Family of Funds, which includes FAIF, FAF, FASF, and FACEF, currently pays directors who are not paid employees or affiliates of the Funds an annual retainer of $150,000 ($265,000 in the case of the Chair).
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
FAF-SAI-STK